Property, Plant and Equipment-Net (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment-Net
Gross property plant and equipment		$ 8,036.8	$ 6,343.2
Less: Accumulated depreciation, depletion and amortization		2,511.0	2,241.5
Net property, plant and equipment		5,525.8	4,101.7	$ 3,900.5
Construction in progress expenditures incurred but not yet paid		279.0	228.9
Accrued expansion project costs		244.3	203.6
Land
Property, Plant and Equipment-Net
Gross property plant and equipment		48.4	37.9
Machinery and equipment
Property, Plant and Equipment-Net
Gross property plant and equipment		5,268.7	5,046.8
Changes in plant turnaround activity
Balance at the beginning of the period		119.8	82.1	54.8
Additions		88.3	78.6	56.6
Depreciation		(53.9)	(40.8)	(29.6)
Effect of exchange rate changes		(1.0)	(0.1)	0.3
Balance at the end of the period		153.2	119.8	$ 82.1
Buildings and improvements
Property, Plant and Equipment-Net
Gross property plant and equipment		160.7	159.4
Construction in Progress
Property, Plant and Equipment-Net
Gross property plant and equipment	[1]	2,559.0	1,099.1
Capacity expansion project
Property, Plant and Equipment-Net
Gross property plant and equipment		$ 2,000.0	$ 700.0

[1]	As of December 31, 2014 and 2013, we had construction in progress that was accrued but unpaid of $279.0 million and $228.9 million, respectively. These amounts included accruals related to our capacity expansion projects of $244.3 million and $203.6 million as of December 31, 2014 and 2013, respectively.